Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

June 4, 2010

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:       Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C

Dear Sir/Madam:

Enclosed for filing please find an initial Registration Statement on Form N-4 which is filed pursuant to the Securities Act of 1933 ("1933 Act") and as amendment No. 133 pursuant to the Investment Company Act of 1940 ("1940 Act"). The purpose of this filing is to register an individual variable annuity contract and associated riders under the 1933 Act. The separate account is already registered under the 1940 Act (File No. 811-05716).

The non-New York version of this product was filed by Allianz Life Insurance Company of North America on April 30, 2010 (Nos. 333-166408 and 811-05618). The enclosed filing is different because the Income Advantage Death Benefit is based on an Annual Anniversary Value, rather than a Quarterly Anniversary Value. For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement comparing the two versions is being sent via email to the Office of Insurance Products of the Division of Investment Management.

We made the following additional changes to the national contract:

1)	The footnote in the Fee Tables for the Base Account Fee and section 8, Expenses is changed to reflect modifications to the contract and eliminate duplication of disclosure;

2)	Clarified that a change of ownership does not automatically change the Annuitant or Beneficiary;

3)	Clarified what happens when adding a new Annuitant if the original Annuitant dies before the Annuity Date;

4)	Changed possible Covered Person(s) options;

5)	Added disclosure that allows Investment Options to move to a less restrictive group under the Income Advantage Account;

6)	Added disclosure in section 5, Valuing Your Contract to reflect changes to contract language, and part of the Accumulation Unit Value discussion was moved to the SAI;

7)	In the systematic withdrawal program section, we added that we reserve the right to discontinue or modify the program. Also, the minimum amount is $500, not $100;

8)	Added disclosure to describe what happens if the Ten-year U.S. Treasury rate is no longer available;

9)	Clarified that the annuitization of the Base Account Value will terminate the Income Advantage Payments;

10)	Clarified when the Income Advantage Death Benefit terminates; and

11)	Clarified spousal continuation of the contract.

We will make these changes to the non-New York version with our next filing on that product.

In accordance with Rule 461 under the 1933 Act, the Registrant and Allianz Life Financial Services, LLC, the Registrant's principal underwriter, hereby reserve the ability to orally request acceleration of the effective date of the Registration Statement. The Registrant and Allianz Life Financial Services, LLC are aware of their respective obligations under the 1933 Act.

Additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments do not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:  /s/ Stewart D. Gregg

            Stewart D. Gregg